IFRS 7 - Disclosure - Credit Risk - Summary of Exposure to Credit Risk (Detail) - CAD ($) $ in Millions	Jul. 31, 2020	Oct. 31, 2019
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 865,653	$ 756,150
OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	10,850	6,550
Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	431,043	351,600
Business and government portfolios [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	258,564	182,169
Business and government portfolios [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	57,574	52,924
Business and government portfolios [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	185,169	169,652
Business and government portfolios [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	79,245	77,696
Business and government portfolios [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	19,614	26,574
Business and government portfolios [member] | Repo style transaction collateral [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	169,123	157,415
Retail portfolios [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	259,511	256,195
Retail portfolios [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	87,565	73,070
Retail portfolios [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	264	311
Standardized portfolios [Member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	75,663	64,286
Securitization exposures [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	11,607	10,688
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,034,776	913,565
Gross carrying amount [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	600,166	509,015
Gross carrying amount [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 347,340	$ 329,576